Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 59,406	$ 63,234
Work-in-process	2,928	2,271
Raw materials	55,741	50,212
Total Inventory	$ 118,075	$ 115,717